[ ASTRA LOGO ]
            ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST ANNUAL REPORT

                                                               November 15, 1996

Dear Shareholders:

We are pleased to present the financial performance for the Astra All-Americas Government Income Trust ('The Trust') and make the statement 'What a difference a year makes!' The total return for the twelve months ended September 30, 1996 was 21.95%, 20.63%, and 20.34% for the A, B and C shares, respectively.* As of September 30, 1996, the 30-day SEC yield for the A, B, and C shares was 7.32%, 6.66%, and 6.55%, respectively.

The Trust continues its recovery from a turbulent two year period which saw rapid changes in U.S. interest rates and the devaluation of the Mexican Peso. Over the last twelve months, the Trust represents the best performing investment choice of the Astra family of funds. The Trust has provided both an attractive total return and a competitive yield. However, an investment in the Trust should be for investors with a long-term investment horizon.

Latin American economic conditions are bouncing back after the severe recession in mid-1995. The main component of the recovery is the easing in financial conditions seen in recent quarters. The surprise of recent months has been how little the rise in international market interest rates has done to reverse this trend toward easier local financial market conditions, a lack of impact that probably reflects the region's reduced dependence on short-term external capital flows.

The three major Latin American economies, Mexico, Argentina, and Brazil, have continued the activity trends apparent since early 1996. Mexico and Argentina are growing strongly, with year-over-year numbers also being helped by easy comparisons with 1995's recession levels. For both, domestic demand, rather than net trade, has taken over as the driver of economic expansion. Looking into next year, however, Argentina is believed to be better placed to maintain growth momentum. Mexico's banking sector suffered far worse structural damage than did Argentina's in last year's crisis and therefore is expected to be less able to support the economy after the current bounce. In addition, export-dependent Mexico will find its major market, the United States, probably pulling in fewer imports in 1997 than it has this year.

Brazil's economy is lagging behind others in growth this year as consumers work through the debt problems created by last year's monetary squeeze and as firms run down inventories involuntarily built up when the boom abruptly ended in mid-1995. More worrisome than the current changes in activity is the ability to sustain the current policy stance. The authorities have yet to clearly demonstrate their ability to contain the fiscal gap and thus end their reliance on tight monetary policy to dampen inflationary expectations and steer the economy. While Brazil seems in little immediate danger, the medium-term risk is that a confidence crisis may occur at some point if foreigners or local observers lose faith in the program.

Again this year, Latin American governments find themselves targeting improvements in public sector finances or protecting past gains. In some cases, most notably Mexico and Argentina, healthier economies are doing the job by boosting tax revenues. In others, such as Brazil and Venezuela, the authorities are challenged by structural fiscal gaps.

Looking forward, improving sovereign credit fundamentals for many Western Hemisphere countries and an improving or stable U.S. dollar should be contributing factors to a generally positive backdrop for Western Hemisphere Government securities on a fundamental basis. However, technical forces, specifically rising interest rates in the U.S., may cause uncertainty across the entire fixed income sector.

Based upon this scenario, we currently plan to continue to structure the Trust to take advantage of the relatively high yields provided by a number of Latin America countries which we believe continue on the path of improving economies, stable governments, and prudent currency exchange programs, particularly Argentina and Panama. The Trust will also hold a portion of its assets in short-term U.S. Government securities for liquidity purposes as well as the potential for attractive reinvestment as U.S. interest rates continue to rise through year end 1996.

On behalf of Astra, we want to thank you for giving us the opportunity to help you achieve your financial goals and objectives.

Sincerely,

Astra Management Corp.
----------

* Total returns for the one year ended September 30, 1996 were 17.63%, 16.63%, and 18.84% for Class A, B and C shares, respectively, after deduction of applicable sales charges (Class A shares have an initial sales charge of 3.5%, Class B shares have a contingent deferred sales charge of 4% and Class C shares have a contingent deferred sales charge of 1.5%). Average annual total returns for the period from inception to September 30, 1996 for Class A, B and C shares were 3.05%, 3.11% and 3.48%, respectively, after deduction of applicable sales charges (Class A shares include an initial sales charge of 3.5% and Class B shares include a contingent deferred sales charge of 2%) and assume the reinvestment of all dividends and capital gains distributions. Inception of operations for Class A shares was February 28, 1994. Inception of operations for Class B and C shares was November 1, 1993.

AN INVESTMENT IN SECURITIES ISSUED BY FOREIGN GOVERNMENTS INVOLVES SPECIAL RISKS AND CONSIDERATIONS NOT TYPICALLY ASSOCIATED WITH U.S. GOVERNMENT SECURITIES, INCLUDING POLITICAL, ECONOMIC, CURRENCY FLUCTUATIONS, AND OTHER RISKS. INDIVIDUAL SECURITIES OWNED BY THE TRUST, BUT NOT SHARES OF THE TRUST, MAY BE GUARANTEED AS TO THE PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES, AND INSTRUMENTALITIES. PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Astra All-Americas Government Income Trust is a non-diversified open-end management investment company which seeks the highest level of current income, consistent with reasonable investment risk, through investments in a portfolio of (i) debt securities issued or guaranteed by the Governments of the United States and other North and South American countries, and (ii) investment in investment-grade debt instruments (including interest in bank loans) issued by corporations in those countries.

Securities offered through Astra Fund Distributors Corp.

------

            MANAGEMENT DISCUSSION AND ANALYSIS

------------------------------

GENERAL ECONOMIC AND MARKET ENVIRONMENT

U.S. economic growth accelerated in the first half of 1996 and more importantly, shows little signs of fading in the second half of the year. With growth in final sales running well ahead of GDP growth as inventory investment is pared back, the current overall acceleration, although more gradual than in 1994, is better positioned to be sustained.

Stronger growth has yet to affect policy; however, an extension of first half strength into the second half will begin to turn monetary policy toward tightening as the Federal Reserve is expected to tighten by early fall.

The main support to growth in the past year has been the push of policy, especially monetary policy. In the next few quarters, it is expected that the strength of the expansion will be more evident in follow-through sectors such as inventory accumulation, business investment and trade, which will pick up the slack from a fading of interest-sensitive spending.

In the U.S., the leading sectors of growth in recent quarters, interest-sensitive areas such as housing and durables spending, are expected to slow slightly in response to recent higher market interest rates, but demand in other areas is beginning to gather steam. After a sharp drawdown in the early months of 1996, a return to a modest pace of inventory accumulation is now adding to growth, especially in the manufacturing sector. Business investment is expected to remain strong, fueled by buoyant corporate profits. Computer investment may be cooling off, but the rise in other business equipment investment is expected to offset the decline. Finally, the export sector, which has been a modest drag on growth in recent quarters, is expected to improve as growth abroad picks up. Despite this relative strength in economic growth, U.S. inflation has remained stable at approximately 3% as the economy has operated at full employment.

Near term, it appears there are limited risks to inflation, especially as the threat from higher commodity prices has somewhat receded in recent weeks. Tight labor market conditions are the main source of a likely modest acceleration of U.S. inflation over the next six months, taking the core CPI rate to 3.5% by early 1997.

As a result of these developments, the U.S. Federal Reserve is expected to raise interest rates in an effort to 'fine tune' the economy, such that growth slows back to trend in early 1997. Having achieved this objective, the Fed is expected to sit pat for awhile and assess the impact on inflation of this year's growth surge.

Western Hemisphere countries were affected by different economic and political events, particularly Latin America. Since that time, investors have begun to differentiate between Latin American countries based on their respective credit profiles, taking into account specific political and economic situations.

EMERGING MARKET FIXED INCOME SECURITIES IN PARTICULAR

The Latin American region is now enjoying solid growth from its three major countries, with Brazil only recently joining Mexico and Argentina. After six sluggish months, Brazil posted a strong GDP gain in the second quarter and has since displayed healthy increases in industrial production, retail sales, and other economic indicators. It is believed that the Big Three (Mexico, Argentina and Brazil) together will grow 3% this year.

More recently, the strong price performance of emerging market debt securities can be attributed to the following factors:

1. Higher oil prices, which have boosted the debt servicing prospects for a number of emerging market countries. If this situation persists, oil-exporting countries such as Venezuela, Mexico, and Ecuador may fare better than other countries in the event of increased market volatility. Further, investors may feel less inclined to take profits in oil-exporting countries.

2. Persistent speculation about varying degrees of debt buyback activity by a long list of emerging market countries.

3. The diminishing influence of the U.S. Treasury market on the performance of emerging market debt. The continued strength of the emerging market securities market in the face of 7% U.S. long bond yields appears to be leading investors away from decisions based primarily on the Treasury market. The rally in emerging market securities has proceeded in the face of persistent volatility in the U.S. Treasury market since March 1996.

------

4. The broadening of the investor base and the continuing ability of emerging market countries to place debt on favorable terms in the international capital markets.

ANALYSIS OF THE ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

Given the previously described scenarios in both the U.S. fixed income and emerging markets, the major focus of the Trust was to cautiously decrease exposure in U.S. Government securities and selectively add government securities of emerging market countries whose credit profiles were relatively stable or improving. The Trust's investment strategy continued to focus on purchasing securities that were some of the most liquid in the emerging market sector. Consequently, the Trust steadily increased its exposure to emerging market securities as signs of economic improvement and decreased reliance on foreign fund flows continued throughout the fiscal year.

------

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST CLASS A SHARES AND THE J.P. MORGAN EMERGING MARKETS BOND INDEX, THE LEHMAN BROTHERS AGGREGATE INDEX AND THE
               LEHMAN BROTHERS INTERMEDIATE-TERM GOVERNMENT INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra All-Americas Government Income Trust Class A Shares underperformed the total return of the J.P. Morgan Emerging Markets Bond Index, the Lehman Brothers Aggregate Index and the Lehman Brothers Intermediate-Term Government Index. Note, however, that these indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

                                    CLASS A

                                                              Lehman
                                              J.P. Morgan     Brothers
              All-Americas       Lehman        Emerging     Intermediate-
            Government Income   Brothers        Markets         Term
              Trust-Class A     Aggregate        Bond        Government
                 Shares          Index**        Index*         Index**
2/28/94           9,647          10,000         10,000         10,000
9/30/94           9,397           9,712          9,655          9,873
3/31/95           7,788          10,240          7,866         10,275
9/30/95           8,864          11,078         10,239         10,922
3/31/96           9,437          11,344         11,708         11,210
9/30/96          10,809          11,618         14,139         11,479



             Inception date of Class A Shares was February 28, 1994
                        NOTE: INCLUDES ALL SALES CHARGES
PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


   * The J.P. Morgan Emerging Markets Bond Index is a total return index that tracks the traded market for dollar-denominated sovereign restructured bonds.

   ** The Lehman Brothers Aggregate index includes fixed rate debt issues rated investment grade or higher by Moody's Investor Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million.

   *** The Lehman Brothers Intermediate-Term Government Index is composed of all
      U.S. Government agency and Treasury securities with maturities of five to ten years.


------

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST CLASS B SHARES AND THE J.P. MORGAN EMERGING MARKETS BOND INDEX, THE LEHMAN BROTHERS AGGREGATE INDEX AND THE
               LEHMAN BROTHERS INTERMEDIATE-TERM GOVERNMENT INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra All-Americas Government Income Trust Class B Shares underperformed the total return of the J.P. Morgan Emerging Markets Bond Index, the Lehman Brothers Aggregate Index and the Lehman Brothers Intermediate-Term Government Index. Note, however, that these indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

                                    CLASS B

                                                              Lehman
                                              J.P. Morgan     Brothers
              All-Americas       Lehman        Emerging     Intermediate-
            Government Income   Brothers        Markets         Term
              Trust-Class B     Aggregate        Bond        Government
                 Shares          Index**        Index*         Index**
11/1/93          10,000          10,000         10,000         10,000
3/31/94           9,438           9,682          8,552          9,807
9/30/94           9,752           9,641          9,324          9,826
3/31/95           8,127          10,166          7,596         10,226
9/30/95           9,210          10,997          9,888         10,870
3/31/96           9,755          11,261         11,306         11,156
9/30/96          10,935          11,534         13,654         11,425



             Inception date of Class B Shares was November 1, 1993
                        NOTE: INCLUDES ALL SALES CHARGES
PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


   * The J.P. Morgan Emerging Markets Bond Index is a total return index that tracks the traded market for dollar-denominated sovereign restructured bonds.

   ** The Lehman Brothers Aggregate index includes fixed rate debt issues rated investment grade or higher by Moody's Investor Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million.

  *** The Lehman Brothers Intermediate-Term Government Index is composed of all
      U.S. Government agency and Treasury securities with maturities of five to ten years.


------

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST CLASS C SHARES AND THE J.P. MORGAN EMERGING MARKETS BOND INDEX, THE LEHMAN BROTHERS AGGREGATE INDEX AND THE
               LEHMAN BROTHERS INTERMEDIATE-TERM GOVERNMENT INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra All-Americas Government Income Trust Class C Shares underperformed the total return of the J.P. Morgan Emerging Markets Bond Index, the Lehman Brothers Aggregate Index and the Lehman Brothers Intermediate-Term Government Index. Note, however, that these indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

                                    CLASS C

                                                              Lehman
                                              J.P. Morgan     Brothers
              All-Americas       Lehman        Emerging     Intermediate-
            Government Income   Brothers        Markets         Term
              Trust-Class C     Aggregate       Bond         Government
                 Shares          Index**        Index*         Index**
11/1/93          10,000          10,000         10,000         10,000
3/31/94           9,439           9,682          8,552          9,807
9/30/94           7,752           9,641          9,324          9,826
3/31/95           8,097          10,166          7,596         10,226
9/30/95           9,181          10,997          9,888         10,870
3/31/96           9,727          11,261         11,306         11,156
9/30/96          11,049          11,534         13,654         11,425


             Inception date of Class C Shares was November 1, 1993
                        NOTE: INCLUDES ALL SALES CHARGES
PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


   * The J.P. Morgan Emerging Markets Bond Index is a total return index that tracks the traded market for dollar-denominated sovereign restructured bonds.

   ** The Lehman Brothers Aggregate index includes fixed rate debt issues rated investment grade or higher by Moody's Investor Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million.

  *** The Lehman Brothers Intermediate-Term Government Index is composed of all
      U.S. Government agency and Treasury securities with maturities of five to ten years.


------

            PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996

------------------------------


  PRINCIPAL
AMOUNT U.S. $                                                             RATE      MATURITY    U.S. $ VALUE
--------------                                                         ----------  ----------  --------------
                U.S. GOVERNMENT SECURITIES -- 35.5%
    $4,300,000  U.S. Treasury Note (Cost $4,270,113).................     6.0000%    08/15/99  $    4,270,630
                                                                                               --------------
                ARGENTINIAN GOVERNMENT SECURITIES -- 18.7%
     2,673,000  Republic of Argentina, Floating Rate Bond (Cost
                  $2,082,314)........................................     6.6250%(1) 03/31/05       2,241,979
                                                                                               --------------
                BRAZILIAN GOVERNMENT SECURITIES -- 4.7%
       650,000  Republic of Brazil-EI-L, Floating Rate Bond (Cost
                  $485,157)..........................................     6.5000%(1) 04/15/06         567,125
                                                                                               --------------
                ECUADORIAN GOVERNMENT SECURITIES -- 6.5%
     1,250,000  Ecuador Discount, Floating Rate Bond (Cost
                  $690,793)..........................................     6.5000%(1) 02/28/25         778,125
                                                                                               --------------
                MEXICAN GOVERNMENT SECURITIES -- 4.6%
       800,000  Republic of Mexico-Par, Fixed Rate Bond (Cost
                  $513,497)..........................................     6.2500%    12/31/19         556,000
                                                                                               --------------
                PANAMANIAN GOVERNMENT SECURITIES -- 23.2%
     2,920,625  Republic of Panama, Floating Rate Bond (Cost
                  $2,510,183)........................................     6.6289%(1) 05/10/02       2,792,850
                                                                                               --------------
                VENEZUELAN GOVERNMENT SECURITIES -- 3.5%
       500,000  Republic of Venezuela DCB, Floating Rate Bond (Cost
                  $358,524)..........................................     6.6250%(1) 12/18/07         414,219
                                                                                               --------------
                TOTAL INVESTMENTS IN SECURITIES
                  (COST $10,910,581)* (NOTES 2A, 2B AND 3).......................       96.7%      11,620,928
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...................        3.3%         396,027
                                                                                       -----   --------------
                TOTAL NET ASSETS.................................................      100.0%  $   12,016,955
                                                                                       =====   ==============

------------------
(1) Floating rate securities-rates shown are coupon rates as of September 30, 1996.
* Cost for Federal income tax purposes is $10,910,581 with gross unrealized appreciation of $710,347.

                 See accompanying notes to financial statements

------

            STATEMENT OF ASSETS AND LIABILITIES
            SEPTEMBER 30, 1996
------------------------------

ASSETS:
Investments at market value (identified cost $10,910,581) (Notes 2A and 3)........................  $   11,620,928
Cash..............................................................................................          98,135
Receivable for:
     Interest.....................................................................................         226,695
     Investment securities sold...................................................................         213,535
Deferred organization expenses (Note 2F)..........................................................          86,891
Prepaid expenses..................................................................................          28,559
Other assets......................................................................................          19,474
                                                                                                    --------------
     Total Assets.................................................................................      12,294,217
                                                                                                    --------------
LIABILITIES:
Payable for:
     Investment securities purchased..............................................................         200,221
     Fund shares redeemed.........................................................................          26,196
Accrued expenses..................................................................................          50,845
                                                                                                    --------------
     Total Liabilities............................................................................         277,262
                                                                                                    --------------
NET ASSETS........................................................................................  $   12,016,955
                                                                                                    --------------
                                                                                                    --------------
CLASS A SHARES:
Net assets (Applicable to 32,161 shares; unlimited number of shares of beneficial interest
  authorized without par value)...................................................................  $      216,386
                                                                                                    --------------
                                                                                                    --------------
Net asset value and redemption price per share ($216,386/32,161 shares)...........................  $         6.73
                                                                                                    --------------
                                                                                                    --------------
Offering price per share (100/96.5 of $6.73)*.....................................................  $         6.97
                                                                                                    --------------
                                                                                                    --------------
CLASS B SHARES:
Net assets (Applicable to 1,751,520 shares; unlimited number of shares of beneficial interest
  authorized without par value)...................................................................  $   11,303,444
                                                                                                    --------------
                                                                                                    --------------
Net asset value, offering and redemption price per share
  ($11,303,444/1,751,520 shares)..................................................................  $         6.45
                                                                                                    --------------
                                                                                                    --------------
CLASS C SHARES:
Net assets (Applicable to 77,557 shares; unlimited number of shares of beneficial interest
  authorized without par value)...................................................................  $      497,125
                                                                                                    --------------
                                                                                                    --------------
Net asset value, offering and redemption price per share
  ($497,125/77,557 shares)........................................................................  $         6.41
                                                                                                    ==============

------------------
* The offering price is reduced on purchases in excess of $100,000.

Net assets at September 30, 1996 consisted of:

Paid-in capital...........................................    $12,560,891
Accumulated net realized losses on investments............     (1,254,283)
Unrealized appreciation of investments....................        710,347
                                                              -----------
                                                              $12,016,955
                                                              ===========



                 See accompanying notes to financial statements

------

            STATEMENT OF OPERATIONS
            FOR THE YEAR ENDED SEPTEMBER 30, 1996
------------------------------

INVESTMENT INCOME:
INCOME:
  Interest.........................................................................................     $1,735,668
                                                                                                        ----------
EXPENSES:
  Distribution expenses (Note 4)...................................................................        159,547
  Management fees (Note 5).........................................................................        104,574
  Transfer agent fees..............................................................................         75,508
  Accounting services..............................................................................         42,455
  Amortization of organization expenses (Note 2F)..................................................         41,790
  Professional fees................................................................................         41,567
  Registration and filing fees.....................................................................         39,500
  Custodian fees...................................................................................         18,263
  Insurance expense................................................................................         17,199
  Administration fees (Note 5).....................................................................         16,088
  Shareholder reports..............................................................................         15,253
  Miscellaneous expenses...........................................................................          5,337
  Trustees' fees...................................................................................          4,747
                                                                                                        ----------
     Total expenses................................................................................        581,828
  Expenses waived (Note 5).........................................................................        (27,287)
                                                                                                        ----------
       Net expenses................................................................................        554,541
                                                                                                        ----------
       Net investment income.......................................................................      1,181,127
                                                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
     Net realized gain on investments..............................................................      1,449,373
     Net realized loss from foreign currency transactions..........................................       (186,521)
                                                                                                        ----------
  Net realized gain................................................................................      1,262,852
  Increase in unrealized appreciation of investments and foreign currencies........................        420,669
                                                                                                        ----------
  Net realized and unrealized gain on investments and foreign currency transactions................      1,683,521
                                                                                                        ----------
     Net increase in net assets resulting from operations..........................................     $2,864,648
                                                                                                        ==========

                  See accompanying notes to financial statements

------

            STATEMENTS OF CHANGES IN NET ASSETS
------------------------------

                                                                               YEAR ENDED          YEAR ENDED
                                                                           SEPTEMBER 30, 1996  SEPTEMBER 30, 1995
                                                                           ------------------  ------------------
OPERATIONS:
  Net investment income..................................................       $ 1,181,127        $  1,828,747
  Net realized gain (loss) on investments................................         1,449,373          (1,797,637)
  Net realized loss on foreign currency transactions.....................          (186,521)         (3,100,538)
  Increase in unrealized appreciation of investments and foreign
     currencies..........................................................           420,669             814,459
                                                                                -----------         -----------
  Net increase (decrease) in net assets resulting from operations........         2,864,648          (2,254,969)

Undistributed net investment income included in price of shares sold and
  redeemed...............................................................                --              (7,053)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income...............................          (994,606)                 --
  Distributions in excess of net investment income.......................          (264,101)         (1,836,060)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from change in outstanding shares
     (a):
       Class A shares....................................................           (21,358)            (88,839)
       Class B shares....................................................        (5,292,330)          1,496,254
       Class C shares....................................................        (2,856,136)         (1,081,766)
                                                                                -----------         -----------
          Total decrease.................................................        (6,563,883)         (3,772,433)

NET ASSETS:
Beginning of the period..................................................        18,580,838          22,353,271
                                                                                -----------         -----------
End of the period........................................................       $12,016,955         $18,580,838
                                                                                ===========         ===========

                 See accompanying notes to financial statements

------

(C) A SUMMARY OF CAPITAL SHARE TRANSACTIONS FOLLOWS:

                                                                             YEAR ENDED SEPTEMBER 30, 1996
                                                                      -------------------------------------------
                                                                        CLASS A       CLASS B         CLASS C
                                                                      -----------  --------------  --------------
SHARES:
Shares sold.........................................................        9,039          82,240           1,095
Shares issued in payment of distributions
  to shareholders...................................................          770          64,311           6,071
                                                                        ---------     -----------     -----------
                                                                            9,809         146,551           7,166
Shares redeemed.....................................................      (13,657)     (1,029,941)       (480,937)
                                                                        ---------     -----------     -----------
       Net decrease.................................................       (3,848)       (883,390)       (473,771)
                                                                        =========     ===========     ===========
DOLLARS:
Shares sold.........................................................    $  55,859     $   483,243     $     6,140
Shares issued in payment of distributions
  to shareholders...................................................        4,682         377,849          35,551
                                                                        ---------     -----------     -----------
                                                                           60,541         861,092          41,691
Shares redeemed.....................................................      (81,899)     (6,153,422)     (2,897,827)
                                                                        ---------     -----------     -----------
       Net decrease.................................................    ($ 21,358)    ($5,292,330)    ($2,856,136)
                                                                        =========     ===========     ===========


                                                                             YEAR ENDED SEPTEMBER 30, 1995
                                                                      -------------------------------------------
                                                                        CLASS A       CLASS B         CLASS C
                                                                      -----------  --------------  --------------
SHARES:
Shares sold.........................................................       21,670       1,637,700          35,241
Shares issued in payment of distributions
  to shareholders...................................................        2,065          93,140          14,576
                                                                        ---------     -----------     -----------
                                                                           23,735       1,730,840          49,817
Shares redeemed.....................................................      (40,478)     (1,650,623)       (248,484)
                                                                        ---------     -----------     -----------
       Net increase (decrease)......................................      (16,743)         80,217        (198,667)
                                                                        =========     ===========     ===========


DOLLARS:
Shares sold.........................................................    $ 138,175     $10,277,217     $   232,503
Shares issued in payment of distributions
  to shareholders...................................................       12,556         539,356          86,627
                                                                        ---------     -----------     -----------
                                                                          150,731      10,816,573         319,130
Shares redeemed.....................................................     (239,570)     (9,320,319)     (1,400,896)
                                                                        ---------     -----------     -----------
       Net increase (decrease)......................................    ($ 88,839)    $ 1,496,254     ($1,081,766)
                                                                        =========     ===========     ===========

                 See accompanying notes to financial statements

------

            FINANCIAL HIGHLIGHTS
            CLASS A SHARES
------------------------------

                (For a Share Outstanding Throughout Each Period)

                                                                                              FEBRUARY 28, 1994*
                                                          YEAR ENDED          YEAR ENDED              TO
                                                      SEPTEMBER 30, 1996  SEPTEMBER 30, 1995  SEPTEMBER 30, 1994
                                                      ------------------  ------------------  ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period................        $    5.99           $    6.91          $     7.35
                                                            ---------           ---------          ----------
Income (loss) from investment operations--
  Net investment income.............................             0.50(a)             0.51                0.14
  Net realized and unrealized gain (loss) on
     investments and foreign
     currency transactions..........................             0.74(a)            (0.92)              (0.32)
                                                            ---------           ---------          ----------
       Total from investment operations.............             1.24               (0.41)              (0.18)
                                                            ---------           ---------          ----------
Less distributions--
  Distributions from net investment income..........            (0.44)                 --               (0.14)
  Distributions in excess of net investment
     income.........................................            (0.06)              (0.51)              (0.12)
                                                            ---------           ---------          ----------
       Total distributions..........................            (0.50)              (0.51)              (0.26)
                                                            ---------           ---------          ----------
Net asset value, end of period......................        $    6.73           $    5.99          $     6.91
                                                            =========           =========          ==========

TOTAL RETURN (EXCLUDES SALES CHARGES)...............        $   21.95%              (5.68%)             (2.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...........................        $ 216,386           $ 215,633          $  364,402
Ratio to average net assets
  Expenses (excluding interest expense)--
     Before expense waiver..........................             2.87%               2.97%               2.86%(b)
     After expense waiver...........................             2.50%               2.50%               1.41%(b)
  Net investment income (excluding interest
     expense)--
     Before expense waiver..........................             7.91%               9.07%               9.42%(b)
     After expense waiver...........................             8.28%               9.54%              10.87%(b)
Interest expense....................................               --                0.87%               1.83%(b)
Portfolio turnover rate.............................              235%                204%                407%
Average daily borrowing outstanding during period...               --           $  40,036          $   87,049
Average daily shares outstanding during period......               --              48,764              35,151
Average daily borrowings outstanding per share
  during period.....................................               --               $0.82               $2.48

----------

*  Date of initial public offering.
(a)Based upon average shares outstanding throughout the period.
(b)Annualized.


                 See accompanying notes to financial statements

------

            FINANCIAL HIGHLIGHTS
            CLASS B SHARES
------------------------------

                (For a Share Outstanding Throughout Each Period)

                                                                                         NOVEMBER 1, 1993*
                                                     YEAR ENDED          YEAR ENDED              TO
                                                 SEPTEMBER 30, 1996  SEPTEMBER 30, 1995  SEPTEMBER 30, 1994
                                                 ------------------  ------------------  ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...........        $     5.77          $     6.65         $      7.35
                                                       ----------          ----------         -----------

Income (loss) from investment operations--
  Net investment income........................              0.44(a)             0.50                0.28
  Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions..............................              0.69(a)            (0.88)              (0.46)
                                                       ----------          ----------         -----------
       Total from investment operations........              1.13               (0.38)              (0.18)
                                                       ----------          ----------         -----------
Less distributions--
  Distributions from net investment income.....             (0.36)                 --               (0.28)
  Distributions in excess of net investment
     income....................................             (0.09)              (0.50)              (0.24)
                                                       ----------          ----------         -----------
     Total distributions.......................             (0.45)              (0.50)              (0.52)
                                                       ----------          ----------         -----------
Net asset value, end of period.................       $      6.45          $     5.77         $      6.65
                                                      ===========          ==========         ===========
TOTAL RETURN (EXCLUDES SALES CHARGES)..........             20.63%              (5.55%)             (2.48%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period......................       $11,303,444         $15,194,572         $17,001,490
Ratio to average net assets
  Expenses (excluding interest expense)--
     Before expense waiver.....................              3.62%               3.11%               3.61%(b)
     After expense waiver......................              3.46%               2.62%               1.75%(b)
  Net investment income (excluding interest
     expense)--
     Before expense waiver.....................              7.17%               8.84%               8.14%(b)
     After expense waiver......................              7.33%               9.33%              10.00%(b)
Interest expense...............................                --                0.78%               1.69%(b)
Portfolio turnover rate........................               235%                204%                407%
Average daily borrowing outstanding during
  period.......................................                --         $ 2,111,536         $ 4,404,462
Average daily shares outstanding during
  period.......................................                --           3,008,143           1,848,041
Average daily borrowings outstanding per share
  during period................................                --               $0.70               $2.38

----------
*  Date of initial public offering.
(a)Based upon average shares outstanding throughout the period.
(b)Annualized.

                 See accompanying notes to financial statements

------

            FINANCIAL HIGHLIGHTS
            CLASS C SHARES
------------------------------

                (For a Share Outstanding Throughout Each Period)

                                                                                            NOVEMBER 1, 1993*
                                                        YEAR ENDED          YEAR ENDED              TO
                                                    SEPTEMBER 30, 1996  SEPTEMBER 30, 1995  SEPTEMBER 30, 1994
                                                    ------------------  ------------------  ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..............        $    5.75           $     6.65         $      7.35
                                                          ---------           ----------          ----------
Income (loss) from investment operations--
  Net investment income...........................             0.46(a)              0.49                0.28
  Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions.................................             0.65(a)             (0.89)              (0.46)
                                                          ---------           ----------          ----------
       Total from investment operations...........             1.11                (0.40)              (0.18)
                                                          ---------           ----------          ----------
Less distributions--
  Distributions from net investment income........            (0.34)                  --               (0.28)
  Distributions in excess of net investment
     income.......................................            (0.11)               (0.50)              (0.24)
                                                          ---------           ----------          ----------
       Total distributions........................            (0.45)               (0.50)              (0.52)
                                                          ---------           ----------          ----------
Net asset value, end of period....................        $    6.41          $      5.75         $      6.65
                                                          =========          ===========         ===========
TOTAL RETURN (EXCLUDES SALES CHARGES).............            20.34%               (5.86%)             (2.48%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........................         $497,125           $3,170,633          $4,987,379
Ratio to average net assets
  Expenses (excluding interest expense)--
     Before expense waiver........................             3.62%                3.10%               3.61%(b)
     After expense waiver.........................             3.46%                2.62%               1.82%(b)
  Net investment income (excluding interest
     expense)--
     Before expense waiver........................             7.17%                8.91%               8.32%(b)
     After expense waiver.........................             7.33%                9.40%              10.11%(b)
Interest expense..................................               --                 0.83%               1.74%(b)
Portfolio turnover rate...........................              235%                 204%                407%
Average daily borrowing outstanding during
  period..........................................               --         $    481,332         $1,319,294
Average daily shares outstanding during period....               --              637,550            545,628
Average daily borrowings outstanding per share
  during period...................................               --                $0.75              $2.42

----------
* Date of initial public offering.
(a) Based upon average shares outstanding throughout the period.
(b) Annualized.

                 See accompanying notes to financial statements

------

            NOTES TO FINANCIAL STATEMENTS
            SEPTEMBER 30, 1996
------------------------------

NOTE 1--ORGANIZATION

Astra Institutional Trust ('the Company'), is registered under the investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company and is authorized to issue shares in separate series. The Company currently offers three classes of shares (the 'Class A Shares', the 'Class B Shares', and the 'Class C Shares') in one non-diversified series, Astra All-Americas Government Income Trust (the 'Trust'). The Class A Shares are sold with a front-end sales charge. The Class B and Class C Shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. All classes have identical rights with respect to voting (exclusive of each Classes' distribution arrangement), liquidation and distributions.

The Trust's investment objective is to seek the highest level of current income, consistent with what Astra Management Corporation (the 'Manager') considers to be reasonable investment risk, available through investment in a portfolio of
(i) debt securities issued or guaranteed by the governments of the United States and other North and South American countries and (ii) investment grade debt securities issued by corporations in these countries. There can be no assurance that the Trust's investment objective will be achieved.

The Trust may incur indebtedness for the purpose of acquiring additional portfolio investments (known as 'leverage'). Leverage is a speculative technique in that it will increase the Trust's exposure to capital risk and may result in higher volatility in the net asset value of the Trust's shares. There can be no assurance that a leveraging strategy will be successful during periods in which it is employed.

The Trust commenced operations on November 1, 1993, the date on which it began investing in accordance with its registration statement. At such time only Class B Shares and Class C Shares were offered for sale. On February 28, 1994, Class A Shares were offered for sale.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The Following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in accordance with generally accepted accounting principles.

  A. SECURITY VALUATION. The securities held in the Trust's portfolio are valued by using market quotations, or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities of the Trust which are traded both on an exchange and in the over-the-counter market are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation will be the last reported sales price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the last available bid and offered prices. Securities for which reliable quotations or pricing services are not readily available and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees of the Company, which procedures may include the delegation of certain responsibilities regarding valuation to the officers of the Company. The officers of the Company report, as necessary, to the Trustees of the Company regarding portfolio valuation determination. Foreign securities are valued on the basis of quotations from the primary market in which they are traded.

  B. CURRENCY TRANSLATION. The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income

------
     and expenses are translated at average exchange rates in effect as accrued or incurred.

  C. FORWARD CURRENCY CONTRACTS. The Trust may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the forward currency contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.

     Investments in forward currency contracts may expose the Trust to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

  D. FEDERAL INCOME TAXES. The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  E. SECURITY TRANSACTIONS, INCOME, DIVIDENDS AND DISTRIBUTIONS. As is common in the industry, security transactions are recorded on the trade date. Interest income is accrued as earned. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust intends to declare and pay monthly dividends.

     The character of distributions paid to shareholders is determined by reference to income as determined for income tax purposes (after giving appropriate effect to temporary differences between the financial reporting and tax basis of assets and liabilities) rather than income as determined for financial reporting purposes.

     Distributions paid to shareholders during the year ended September 30, 1996 exceeded net investment income as determined for income tax purposes as a result of the characterization of realized foreign currency losses and certain non-deductible operating expenses.

  F. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred by the Company in connection with the organization and registration of the Trust's shares will be borne by the Trust and are being amortized to expense on a straight-line basis over a period of five years.

  G. EQUALIZATION. The Trust followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of capital shares equivalent to the amount of distributable net investment income, on a per-share basis on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares. This practice was discontinued as of September 30, 1995.

  H. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3--INVESTMENTS

For the year ended September 30, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, were $36,977,978 and $43,208,250, respectively.

At September 30, 1996 the Trust had a capital loss carryforward for federal income tax purposes of $1,254,283 which expires on September 30, 2003.

NOTE 4--DISTRIBUTION PLANS

CLASS A SHARES. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act the ('Class A Plan'), whereby it may pay up to a

------
maximum annual rate of .25% of the average net assets of the Class A Shares to Astra Fund Distributors Corp. ('Distributors'), its principal underwriter, for expenses incurred in the distribution of the Trust's Class A Shares. Pursuant to the Class A Plan, Distributors is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the Trust's Class A Shares, including the printing of prospectuses and reports used for sales purposes, expenses for preparation and printing of sales literature and other related expenses, including any distribution or service fees paid to securities dealers or institutions who have executed a distribution or service agreement with Distributors. During the year ended September 30, 1996, Distributors was reimbursed $446 for distribution costs incurred under the Class A Plan.

The Class A Plan permits Distributors to carry forward for a maximum of three years (without carrying charges) distribution expenses from prior years covered by the Class A Plan for which Distributors has not received reimbursement. At September 30, 1996, Distributors had incurred $17,517 of distribution expenses in excess of amounts currently reimbursable by the Trust pursuant to the Class A Plan. In the event that the Class A Plan is terminated in accordance with its terms, the obligation of the Trust to make payments to Distributors pursuant to the Class A Plan will cease and the Trust will not be required to make any payments for expenses incurred after termination.

CLASS B AND CLASS C SHARES. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act (the 'Class B Plan' and the 'Class C Plan'), whereby it will provide daily compensation to Distributors in the form of sales commissions equal to 5% of the amount received by the Trust for each Class B Share sold and 4% of the amount received for each Class C Share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of .75% of the average net assets of the Class B and Class C Shares, respectively. During the year ended September 30, 1996, daily compensation paid to Distributors was $100,771 and $18,555 for the Class B and Class C Shares, respectively.

Uncovered Distribution Charges consist of cumulative sales commissions, interest fees and Exchange-In Charges, reduced by cumulative daily compensation, contingent deferred sales charges (See Note 7) and Exchange-Out Charges. Exchange-In Charges and Exchange-Out Charges represent a pro-rata portion of the Uncovered Distribution Charges existing on the date of eligible shareholder exchanges in or out of the Trust. At September 30, 1996 such Uncovered Distribution Charges amounted to $54,771 and $168,044 for the Class B and Class C Plans, respectively.

The Class B and Class C Plans also provide for the payment to Distributors of a trail or maintenance fee, accrued daily and paid monthly, in an amount equal to an annual rate of .25% of average daily net assets of the Class B and Class C Shares, respectively. During the year ended September 30, 1996, maintenance fees paid to Distributors amounted to $33,590 and $6,185 for the Class B and Class C Plans, respectively.

NOTE 5--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Trust with investment management services pursuant to an Investment Management Agreement. The Manager furnishes investment management services, including furnishing requisite office space and personnel, and in general supervising and managing the Trust's portfolio subject to the ultimate supervision and direction of the Company's Trustees. As compensation for its services, the Manager is paid a monthly fee which is equal to the annual rate of
 .65% of the Trust's average daily gross assets. Gross assets for purposes of calculating such fee consist of average daily net assets increased by average daily debt outstanding.

Pursuant to the Investment Management Agreement, the Manager will reduce its aggregate fees for any fiscal year, or reimburse the Trust, to the extent required so that the Trust's expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Trust's shares are registered or qualified for sale. Currently, the most restrictive of

------
such limitations would require the Manager to reimburse the Trust to the extent required so that the Trust's expenses, as described below, for any fiscal year do not exceed 2.50% of the first $30 million of the Trust's average net assets, 2.00% of the next $70 million of the Trust's average net assets and 1.50% of the Trust's remaining average net assets. The amount of any such required reimbursement, however, is limited to the management fees paid by the Trust to the Manager. Expenses for purposes of these expense limitations include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Trust. During the year ended September 30, 1996, the Manager reimbursed $20,073 of expenses of the Trust pursuant to these expense limitation provisions.

The Manager has voluntarily agreed to further limit the Trust's aggregate operating expenses during the year ended September 30, 1996, resulting in a waiver of expenses in the amount of $7,214.

Atlas Holdings Group, Inc., (the 'Administrator'), provides the Trust with administrative services pursuant to an Administration Agreement. These administrative services include supervising the preparation of all documents required for compliance by the Trust with applicable laws and regulations, supervising and maintenance of books and records, and other general and administrative responsibilities. As compensation for its services, the Administrator is paid a monthly fee which is equal to the annual rate of .10% of the Trust's average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors of the Manager, Distributors and Administrator which are affiliated companies.

NOTE 6--BORROWINGS

BANK LOAN. The Trust has entered into a Loan and Pledge Agreement (the 'Agreement') with a bank. Pursuant to the Agreement, the Trust may borrow an amount not to exceed the lesser of $50 million or the maximum borrowing permitted under the 1940 Act. All borrowings under the Agreement will be collateralized by securities pledged to the bank. The bank will lend up to a specified percentage of the market value of the pledged securities. The percentage varies depending upon the type of pledged securities but currently will not exceed 93%. All borrowings are due upon demand and bear interest at LIBOR plus 1% payable monthly. During the year ended September 30, 1996, the Trust had no balances outstanding pursuant to this Agreement.

REVERSE REPURCHASE AGREEMENTS. The Trust has entered into a Master Repurchase Agreement (the 'Agreement') with a bank. The Agreement provides that the Trust may periodically enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale and delivery of securities by the Trust to the bank coupled with an agreement to buy the securities back at a later date at an agreed price. The Trust pays the bank a fixed rate of interest for the use of the funds for the term of the reverse repurchase agreement. During the year ended September 30, 1996, the Trust did not enter into any Reverse Repurchase Agreements.

NOTE 7--CONTINGENT DEFERRED SALES CHARGES

Class B and Class C Shares redeemed within certain periods after purchase will be subject to a contingent deferred sales charge ('CDSC'). Redemption proceeds will be applied first against shares not subject to the CDSC for purposes of calculating the applicable CDSC. The CDSC will not be imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation in the value of the shares acquired. The CDSC is paid by the redeeming shareholder to Distributors and is imposed at the following rates:


YEAR OF REDEMPTION                   CLASS B    CLASS C
  AFTER PURCHASE                      CDSC       CDSC
------------------                  ---------  ---------
First.............................      4.00%      1.50%
Second............................      3.00%      0.00%
Third.............................      2.00%      0.00%
Fourth............................      1.00%      0.00%
Fifth and thereafter..............      0.00%      0.00%

------

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

------------------------------

To The Board of Trustees of Astra Institutional Trust and the
Shareholders of Astra All-Americas Government Income Trust

     We have audited the accompanying statement of assets and liabilities of Astra All-Americas Government Income Trust (a series of shares of beneficial interest of Astra Institutional Trust), including the portfolio of investments, as of September 30, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra All-Americas Government Income Trust as of September 30, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 18, 1996

------

       Astra Group
       Family of Funds
----------------

       Adjustable-Income Funds
-----------------

Astra Adjustable U.S. Government Securities Trust I
Astra Adjustable U.S. Government Securities Trust I-A
Astra Adjustable U.S. Government Securities Trust II
Astra Adjustable U.S. Government Securities Trust IV
Astra Adjustable Rate Securities Trust I
Astra Adjustable Rate Securities Trust I-A
Astra Adjustable Rate Securities Trust IV

        Fixed-Income Funds
------------------

Astra All-Americas Government Income Trust
Astra Short-Term Multi-Market Income Fund I
Astra Short-Term Multi-Market Income Fund II


-------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.


------
    21

-------------------
750 B Street
Suite 2350
San Diego, CA 92101


-------------------
ASTRA ALL-AMERICAS GOVERNMENT
INCOME TRUST

Investment Manager
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-619-238-7100

Principal Underwriter
Astra Fund Distributors Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-800-219-1080

Shareholder Servicing Agent
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

Transfer Agent
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes details regarding the Trust's objectives, policies, sales commissions and other information.



    ASTRA
--------------------------------

    ASTRA
    ALL-AMERICAS
    GOVERNMENT
    INCOME TRUST

--------------------------------
    ANNUAL REPORT

    SEPTEMBER 30, 1996